CONCENTRATIONS	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Risks and Uncertainties [Abstract]
CONCENTRATIONS

NOTE 10 – CONCENTRATIONS

Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and unsecured trade accounts receivable. The Company maintains cash balances in non-interest-bearing bank deposit accounts at a California commercial bank. The Company’s cash balance at this institution is secured by the Federal Deposit Insurance Corporation up to $250,000. As of March 31, 2026 and June 30, 2025, the cash balance was approximately $372,000 and $1,334,000, respectively.

The Company has not experienced any losses in such accounts. Management believes that the Company is not exposed to any significant credit risk with respect to its cash.

Customer Concentrations

During the three months ended March 31, 2026, the Company had four major customers that each represented more than 10% of revenues on an individual basis and together represented approximately $5,920,000 or 90% of total revenues. During the nine months ended March 31, 2026, the Company had two major customers that each represented more than 10% of revenues on an individual basis and together represented approximately $24,614,000 or 73% of total revenues.

During the three months ended March 31, 2025, the Company had four major customers that each represented more than 10% of revenues on an individual basis and together represented approximately $14,815,000 or 88% of total revenues. During the nine months ended March 31, 2025, the Company had three major customers that each represented more than 10% of revenues on an individual basis and together represented approximately $36,211,000 or 73% of total revenues.

Suppliers/Vendor Concentrations

The Company obtains components and supplies included in its products from a group of suppliers. The Company does not manufacture the battery cells used in energy storage solutions. Battery cells, which are an integral part of energy storage solutions, are sourced from a single manufacturer located in China. In response to business uncertainties resulting from tariffs and increased tariff levels imposed by the U.S. government on goods imported into the U.S., imports from the battery cell supplier in China were temporarily paused. The pause was short-lived as both parties quickly agreed to modified terms. Currently, neither the pause in shipments nor the modified terms have materially affected the Company’s operations. However, further escalation of tariffs between the U.S. and China could have a material effect on the Company’s ability to cost-effectively source from the supplier in China.

During the three months ended March 31, 2026, the Company had one supplier that accounted for more than 10% of total purchases on an individual basis and represented approximately $2,123,000 or 28% of total purchases. During the nine months ended March 31, 2026, the Company had one supplier that accounted for more than 10% of total purchases on an individual basis and represented approximately $6,963,000 or 23% of total purchases.

During the three months ended March 31, 2025, the Company had one supplier that accounted for more than 10% of total purchases on an individual basis and represented approximately $5,413,000 or 34% of total purchases. During the nine months ended March 31, 2025, the Company had one supplier that accounted for more than 10% of total purchases on an individual basis and represented approximately $12,931,000 or 30% of total purchases.

NOTE 11 – CONCENTRATIONS

Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and unsecured trade accounts receivable. The Company maintains cash balances in non-interest-bearing bank deposit accounts at a California commercial bank. The Company’s cash balance at this institution is secured by the Federal Deposit Insurance Corporation up to $250,000. As of June 30, 2025 and 2024, cash was approximately $1,334,000 and $643,000, respectively. The Company has not experienced any losses in such accounts. Management believes that the Company is not exposed to any significant credit risk with respect to its cash.

Customer Concentrations

During the year ended June 30, 2025, the Company had three major customers that each represented more than 10% of its revenues on an individual basis, and together represented approximately $48,288,000 or 73% of its total revenues.

During the year ended June 30, 2024, the Company had three (3) major customers that each represented more than 10% of its revenues on an individual basis, and together represented approximately $47,178,000 or 78% of its total revenues.

Suppliers/Vendor Concentrations

The Company obtains components and supplies included in its products from a group of suppliers. The Company does not manufacture the battery cells used in energy storage solutions. Battery cells, which are an integral part of energy storage solutions, are sourced from a single manufacturer located in China. In response to business uncertainties resulting from tariffs and increased tariff levels imposed by the U.S. government on goods imported into the U.S., imports from the battery cell supplier in China were temporarily paused. The pause was short-lived as both parties quickly agreed to modified terms. At this time, neither the pause in shipments nor the modified terms have materially affected the Company’s operations. However, further escalation of tariffs between the U.S. and China could have a material effect on the Company’s ability to cost-effectively source from the supplier in China.

During the year ended June 30, 2025, the Company had one supplier who accounted for more than 10% of its total purchases which represented approximately $15,901,000 or 28% of its total purchases.

During the year ended June 30, 2024 the Company had one supplier who accounted for more than 10% of its total purchases which represented approximately $12,437,000 or 27% of its total purchases.